Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments [Abstract]
Disclosure of financial assets by categories
Financial assets and liabilities by categories

December 31, 2018 (1)	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$138,510	$—	$—	$138,510
Trade receivables from provisional concentrates sales(2)	—	40,803	—	40,803
Receivable not arising from sale of metal concentrates(2)	40,918	—	—	40,918
Short-term investments, equity securities	—	19,178	—	19,178
Short-term investments, other than equity securities	—	—	54,826	54,826
Derivative financial assets	—	640	—	640
	$179,428	$60,621	$54,826	$294,875
Financial Liabilities:
Derivative financial liabilities	$—	$51	$—	$51
	$—	$51	$—	$51

(1)	Financial assets and liabilities by categories presented in accordance with IFRS 9 (see Note 4)

(2)	Included in Trade and other receivables.

December 31, 2017 (1)	Loans and receivables	FVTPL	Available for sale	Total
Financial Assets:
Cash and cash equivalents	$175,953	$—	$—	$175,953
Trade receivables from provisional concentrates sales(2)	—	51,952	—	51,952
Receivable not arising from sale of metal concentrates(2)	43,467	—	—	43,467
Short-term investments, equity securities	—	—	22,971	22,971
Short-term investments, other than equity securities	—	—	28,619	28,619
Derivative financial assets	—	1,092	—	1,092
	$219,420	$53,044	$51,590	$324,054
Financial Liabilities:
Derivative financial liabilities	$—	$1,906	$—	$1,906
	$—	$1,906	$—	$1,906

(1)	Financial assets and liabilities by categories presented in accordance with IAS 39.

(2)	Included in Trade and other receivables.

Disclosure of financial liabilities by categories
Financial assets and liabilities by categories

December 31, 2018 (1)	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$138,510	$—	$—	$138,510
Trade receivables from provisional concentrates sales(2)	—	40,803	—	40,803
Receivable not arising from sale of metal concentrates(2)	40,918	—	—	40,918
Short-term investments, equity securities	—	19,178	—	19,178
Short-term investments, other than equity securities	—	—	54,826	54,826
Derivative financial assets	—	640	—	640
	$179,428	$60,621	$54,826	$294,875
Financial Liabilities:
Derivative financial liabilities	$—	$51	$—	$51
	$—	$51	$—	$51

(1)	Financial assets and liabilities by categories presented in accordance with IFRS 9 (see Note 4)

(2)	Included in Trade and other receivables.

December 31, 2017 (1)	Loans and receivables	FVTPL	Available for sale	Total
Financial Assets:
Cash and cash equivalents	$175,953	$—	$—	$175,953
Trade receivables from provisional concentrates sales(2)	—	51,952	—	51,952
Receivable not arising from sale of metal concentrates(2)	43,467	—	—	43,467
Short-term investments, equity securities	—	—	22,971	22,971
Short-term investments, other than equity securities	—	—	28,619	28,619
Derivative financial assets	—	1,092	—	1,092
	$219,420	$53,044	$51,590	$324,054
Financial Liabilities:
Derivative financial liabilities	$—	$1,906	$—	$1,906
	$—	$1,906	$—	$1,906

(1)	Financial assets and liabilities by categories presented in accordance with IAS 39.

(2)	Included in Trade and other receivables.

Disclosure of financial instruments at fair value through profit or loss
The Company’s short-term investments in equity securities are recorded at FVTPL for the year ended December 31, 2018 but were recorded at FVTOCI for the year ended December 31, 2017. Net losses on short-term investments recorded at FVTPL were as follows:

		2018	2017
Unrealized net losses on short-term investments, equity securities	(1)	$(3,298)	$—
Realized net losses on short-term investments, equity securities	(1)	(49)	—
		$(3,347)	$—

(1)
Short-term investments in equity securities, previously classified as available for sale with fair value changes recorded through other comprehensive income, as of January 1, 2018, have been reclassified and measured as FVTPL.

The net gains (losses) on derivatives for the year ended December 31, 2018 and 2017 were comprised of the following:

	2018	2017
Gains on foreign currency and commodity contracts:
Realized gains (losses) on foreign currency and commodity contracts	$2,449	$(304)
Unrealized gains on foreign currency and commodity contracts	2,481	910
	$4,930	$606
(Loss) gain on derivatives:
(Loss) gain on warrants	$(1,078)	$64
	$(1,078)	$64

Disclosure of unrealized (losses) gains from short-term investments other than equity securities
The unrealized (losses) gains from short-term investments other than equity securities for the year ended December 31, 2018 and 2017 were as follows:

	2018	2017
Unrealized net gains on short-term investments, other than equity securities	$993	$810
Reclassification adjustment for realized (gains) losses on short-term investments, other than equity securities	(788)	361
	$205	$1,171

Disclosure of assets and liabilities in the fair value hierarchy
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the Consolidated Statements of Financial Position at fair value on a recurring basis were categorized as follows:

	At December 31, 2018		At December 31, 2017
	Level 1	Level 2	Level 1	Level 2
Assets and Liabilities:
Short-term investments	$74,004	$—	$51,590	$—
Trade receivables from provisional concentrate sales	—	40,803	—	51,952
Derivative financial assets	—	640	—	1,092
Derivative financial liabilities	—	(51)	—	(1,906)
	$74,004	$41,392	$51,590	$51,138

Disclosure of credit risk exposure
Cash and cash equivalents, trade accounts receivable and other receivables that represent the maximum credit risk to the Company consist of the following:

	December 31, 2018	December 31, 2017
Cash and cash equivalents	$138,510	$175,953
Short-term investments	74,004	51,590
Trade accounts receivable(1)	40,803	51,952
Royalty receivable(1)	105	60
Employee loans(1)	312	491

(1)	Included in Trade and other receivables.

Disclosure of maturity analysis for derivative financial liabilities
The following table summarizes the remaining contractual maturities of the Company's financial and non-financial liabilities, shown in contractual undiscounted cash flow:

Payments due by period 2018
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Financial liabilities
Accounts payable and accrued liabilities other than:	$128,486	$—	$—	$—	$128,486
Severance accrual	1,791	3,763	534	112	6,200
Employee compensation	1,466	—	—	—	1,466
Total accounts payable and accrued liabilities	131,743	3,763	534	112	136,152
Loss on commodity contracts	51	—	—	—	51
Provisions(1)(2)	3,123	547	720	178	4,568
Income taxes payable	8,306	—	—	—	8,306

Other commitments
Capital and operating expenditure commitments	7,947	7,898	2,885	530	19,260
Future employee compensation	1,530	4,911	—	—	6,441
Credit facility charges	1,200	350	—	—	1,550
Total contractual obligations(2)	$153,900	$17,469	$4,139	$820	$176,328

Payments due by period 2017
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Financial liabilities
Accounts payable and accrued liabilities other than:	$136,671	$—	$—	$—	$136,671
Severance accrual	1,092	2,273	760	1,051	5,176
Employee compensation	1,935	—	—	—	1,935
Total accounts payable and accrued liabilities	139,698	2,273	760	1,051	143,782
Loan obligation	3,000	—	—	—	3,000
Loss on commodity contracts	1,906	—	—	—	1,906
Provisions(1)(2)	2,681	546	627	243	4,097
Income taxes payable	26,131	—	—	—	26,131

Other commitments
Capital and operating expenditure commitments	8,812	8,883	1,390	789	19,874
Future employee compensation	1,879	2,894	—	—	4,773
Credit facility charges	1,200	1,550	—	—	2,750
Total contractual obligations(2)	$185,307	$16,146	$2,777	$2,083	$206,313

(1)	Total litigation provision (Note 17).

(2)
Amounts above do not include payments related to the Company’s anticipated closure and decommissioning obligation (current $1.9 million, long-term $68.6 million) discussed in Note 17 (2017 - current $5.6 million, long-term $59.8 million), the deferred credit arising from the Aquiline acquisition ($20.8 million) (2017 - $20.8 million) discussed in Note 19, and deferred tax liabilities of $148.8 million (2017 - $171.2 million).

Disclosure of exposure to currency risk through financial assets and liabilities
The Company is exposed to currency risk through the following financial assets and liabilities, and deferred income tax assets and liabilities denominated in foreign currencies:

At December 31, 2018	Cash and short-term investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities
Canadian Dollar	$22,514	$1,793	$—	$(851)	$—
Mexican Peso	2,724	18,873	7,240	(31,909)	(106,383)
Argentinian Peso	2,677	15,038	1,134	(18,739)	—
Bolivian Boliviano	285	532	(6,068)	(12,167)	(9,372)
European Euro	127	—	(332)	—	—
Peruvian Sol	1,268	2,324	2,640	(13,134)	(23,004)
	$29,595	$38,560	$4,614	$(76,800)	$(138,759)

At December 31, 2017	Cash and short-term investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities
Canadian Dollar	$25,062	$529	$(713)	$(348)	$—
Mexican Peso	5,188	22,809	(242)	(26,013)	(141,870)
Argentinian Peso	4,239	19,720	837	(28,685)	—
Bolivian Boliviano	4,659	495	(3,840)	(13,954)	(10,076)
European Euro	24	—	(780)	—	—
Peruvian Sol	2,274	1,026	(4,402)	(13,478)	(16,603)
	$41,446	$44,579	$(9,140)	$(82,478)	$(168,549)